Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000145004 | Lindblad Expeditions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145004 | Vishay Precision Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145004 | Horizon Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145004 | Peoples Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145004 | HealthStream, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145004 | The Marcus Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145004 | Interface, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145004 | Quanex Building Products Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145004 | Chiron Real Estate, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145004 | First Mid Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145004 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000145004 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000145004 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145004 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000145004 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000145004 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000145004 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000145004 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000145004 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000145004 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000145005 | Lindblad Expeditions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145005 | Vishay Precision Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145005 | Horizon Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145005 | Peoples Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145005 | HealthStream, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145005 | The Marcus Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145005 | Interface, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145005 | Quanex Building Products Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145005 | Chiron Real Estate, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145005 | First Mid Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145005 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000145005 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000145005 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145005 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000145005 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000145005 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000145005 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000145005 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000145005 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000145005 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000145007 | Lindblad Expeditions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145007 | Vishay Precision Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145007 | Horizon Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145007 | Peoples Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145007 | HealthStream, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145007 | The Marcus Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145007 | Interface, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145007 | Quanex Building Products Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145007 | Chiron Real Estate, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145007 | First Mid Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145007 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000145007 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000145007 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145007 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000145007 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000145007 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000145007 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000145007 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000145007 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000145007 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000219865 | Lindblad Expeditions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219865 | Vishay Precision Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219865 | Horizon Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219865 | Peoples Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219865 | HealthStream, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219865 | The Marcus Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000219865 | Interface, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.00%
C000219865 | Quanex Building Products Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000219865 | Chiron Real Estate, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000219865 | First Mid Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000219865 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219865 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219865 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219865 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219865 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219865 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219865 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219865 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000219865 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000219865 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000144991 | Fifth Third Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000144991 | MKS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144991 | Knight-Swift Transportation Holdings, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144991 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144991 | Valero Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144991 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144991 | AMETEK, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144991 | Nucor Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144991 | Xcel Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144991 | Sensata Technologies Holding PLC_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144991 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000144991 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144991 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144991 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000144991 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000144991 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144991 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000144991 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000144991 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000144991 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217047 | Fifth Third Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000217047 | MKS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217047 | Knight-Swift Transportation Holdings, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217047 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217047 | Valero Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217047 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217047 | AMETEK, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217047 | Nucor Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217047 | Xcel Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000217047 | Sensata Technologies Holding PLC_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000217047 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000217047 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000217047 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217047 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000217047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000217047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217047 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000217047 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000217047 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000217047 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164741 | Fifth Third Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164741 | MKS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164741 | Knight-Swift Transportation Holdings, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164741 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164741 | Valero Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164741 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164741 | AMETEK, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164741 | Nucor Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164741 | Xcel Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000164741 | Sensata Technologies Holding PLC_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000164741 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000164741 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000164741 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000164741 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000164741 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000164741 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000164741 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000164741 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000164741 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000164741 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144992 | Fifth Third Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000144992 | MKS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144992 | Knight-Swift Transportation Holdings, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144992 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144992 | Valero Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144992 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144992 | AMETEK, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144992 | Nucor Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144992 | Xcel Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144992 | Sensata Technologies Holding PLC_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144992 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000144992 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144992 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000144992 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000144992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144992 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000144992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000144992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000144992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219863 | Fifth Third Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219863 | MKS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219863 | Knight-Swift Transportation Holdings, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219863 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219863 | Valero Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219863 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219863 | AMETEK, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219863 | Nucor Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219863 | Xcel Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219863 | Sensata Technologies Holding PLC_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219863 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000219863 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219863 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219863 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219863 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219863 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219863 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000219863 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000219863 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000219863 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144977 | Commerce Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144977 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144977 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144977 | Hancock Whitney Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144977 | M/I Homes, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144977 | Essent Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144977 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144977 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144977 | CVB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144977 | Curbline Properties Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144977 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144977 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144977 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144977 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144977 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144977 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000144977 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000144977 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000144978 | Commerce Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144978 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144978 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144978 | Hancock Whitney Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144978 | M/I Homes, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144978 | Essent Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144978 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144978 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144978 | CVB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144978 | Curbline Properties Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144978 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144978 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144978 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144978 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144978 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144978 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000144978 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000144978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000144979 | Commerce Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144979 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144979 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144979 | Hancock Whitney Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144979 | M/I Homes, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144979 | Essent Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144979 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144979 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144979 | CVB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144979 | Curbline Properties Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144979 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144979 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144979 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144979 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144979 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144979 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144979 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144979 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000144979 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000144979 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000144980 | Commerce Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144980 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144980 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144980 | Hancock Whitney Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144980 | M/I Homes, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144980 | Essent Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144980 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144980 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144980 | CVB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144980 | Curbline Properties Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144980 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144980 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144980 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144980 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144980 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144980 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144980 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144980 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000144980 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000144980 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000144981 | Commerce Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144981 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144981 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144981 | Hancock Whitney Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144981 | M/I Homes, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144981 | Essent Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144981 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144981 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144981 | CVB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144981 | Curbline Properties Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144981 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144981 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144981 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144981 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144981 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144981 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144981 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144981 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000144981 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000144981 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000144993 | MKS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144993 | Sensata Technologies Holding PLC_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144993 | Commerce Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000144993 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144993 | Valmont Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144993 | F5, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144993 | WESCO International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144993 | Camden Property Trust_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144993 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144993 | C.H. Robinson Worldwide, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144993 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000144993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000144993 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000144993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000144993 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000144993 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000144993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000144993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000155526 | MKS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155526 | Sensata Technologies Holding PLC_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155526 | Commerce Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000155526 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155526 | Valmont Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000155526 | F5, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155526 | WESCO International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155526 | Camden Property Trust_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155526 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155526 | C.H. Robinson Worldwide, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155526 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000155526 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000155526 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000155526 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000155526 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000155526 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000155526 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000155526 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000155526 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000155526 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144994 | MKS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144994 | Sensata Technologies Holding PLC_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144994 | Commerce Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000144994 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144994 | Valmont Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144994 | F5, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144994 | WESCO International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144994 | Camden Property Trust_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144994 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144994 | C.H. Robinson Worldwide, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144994 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000144994 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000144994 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144994 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000144994 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144994 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000144994 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000144994 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000144994 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000144994 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219864 | MKS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219864 | Sensata Technologies Holding PLC_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219864 | Commerce Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219864 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219864 | Valmont Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219864 | F5, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219864 | WESCO International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219864 | Camden Property Trust_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219864 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219864 | C.H. Robinson Worldwide, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219864 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219864 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000219864 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219864 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219864 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000219864 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219864 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000219864 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000219864 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000219864 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144984 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.70%
C000144984 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.60%
C000144984 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000144984 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000144984 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000144984 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000144984 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144984 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000144984 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000144984 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144984 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144984 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000144984 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144984 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144984 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000144984 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144984 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000144984 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144984 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000144984 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144985 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.70%
C000144985 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.60%
C000144985 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000144985 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000144985 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000144985 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000144985 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144985 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000144985 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000144985 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144985 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000144985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000144985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144985 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000144985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000144985 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144987 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.70%
C000144987 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.60%
C000144987 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000144987 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000144987 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000144987 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000144987 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144987 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000144987 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000144987 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144987 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144987 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000144987 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144987 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144987 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000144987 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144987 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000144987 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144987 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000144987 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144988 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.50%
C000144988 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000144988 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000144988 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000144988 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000144988 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000144988 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144988 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.60%
C000144988 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144988 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144988 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144988 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000144988 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144988 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144988 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144988 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000144988 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000144988 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144988 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000144988 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000144989 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.50%
C000144989 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000144989 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000144989 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000144989 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000144989 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000144989 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144989 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.60%
C000144989 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144989 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144989 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144989 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000144989 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144989 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144989 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144989 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000144989 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000144989 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144989 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000144989 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000144990 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.50%
C000144990 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000144990 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000144990 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000144990 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000144990 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000144990 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144990 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.60%
C000144990 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144990 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144990 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144990 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000144990 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144990 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144990 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000144990 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000144990 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144990 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000144990 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000144972 | The Allstate Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144972 | Comfort Systems USA, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144972 | Ralph Lauren Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144972 | Monolithic Power Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144972 | BrightSpring Health Services, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144972 | Affiliated Managers Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144972 | Synchrony Financial_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144972 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144972 | EMCOR Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144972 | Delta Air Lines, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144972 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144972 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000144972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000144972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000144972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000144972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144973 | The Allstate Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144973 | Comfort Systems USA, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144973 | Ralph Lauren Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144973 | Monolithic Power Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144973 | BrightSpring Health Services, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144973 | Affiliated Managers Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144973 | Synchrony Financial_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144973 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144973 | EMCOR Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144973 | Delta Air Lines, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144973 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144973 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144973 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144973 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144973 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144973 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000144973 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000144973 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000144973 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000144973 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144975 | The Allstate Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144975 | Comfort Systems USA, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144975 | Ralph Lauren Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144975 | Monolithic Power Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144975 | BrightSpring Health Services, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144975 | Affiliated Managers Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144975 | Synchrony Financial_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144975 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144975 | EMCOR Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144975 | Delta Air Lines, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144975 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144975 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144975 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144975 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144975 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144975 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000144975 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000144975 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000144975 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000144975 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144976 | The Allstate Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144976 | Comfort Systems USA, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144976 | Ralph Lauren Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144976 | Monolithic Power Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144976 | BrightSpring Health Services, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144976 | Affiliated Managers Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144976 | Synchrony Financial_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144976 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144976 | EMCOR Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144976 | Delta Air Lines, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144976 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144976 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144976 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144976 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144976 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144976 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000144976 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000144976 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000144976 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000144976 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144995 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000144995 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144995 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144995 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144995 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144995 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144995 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000144995 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000144995 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000144995 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000144995 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144995 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000144995 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000144995 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000144995 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000144995 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000144995 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000144995 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000144995 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000144997 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000144997 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144997 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144997 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144997 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144997 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000144997 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000144997 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000144997 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000144997 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144997 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000144997 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000144997 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000144997 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000144997 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000144997 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000144997 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000144997 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000155527 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000155527 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000155527 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000155527 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000155527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000155527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000155527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000155527 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000155527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000155527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000155527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000155527 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000155527 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000155527 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000155527 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000155527 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000155527 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000155527 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000155527 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000144998 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000144998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144998 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144998 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000144998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000144998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000144998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000144998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144998 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000144998 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000144998 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000144998 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000144998 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000144998 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000144998 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000144998 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000144999 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000144999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000144999 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144999 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000144999 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144999 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000144999 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000144999 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000144999 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000144999 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000144999 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144999 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000144999 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000144999 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000144999 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000144999 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000144999 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000145000 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000145000 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000145000 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145000 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000145000 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000145000 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145000 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000145000 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000145000 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000145000 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000145000 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145000 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000145000 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000145000 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000145000 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000145000 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000145000 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000145001 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000145001 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000145001 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145001 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000145001 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000145001 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145001 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000145001 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000145001 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000145001 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000145001 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145001 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000145001 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000145001 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000145001 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000145001 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000145001 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000145002 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000145002 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000145002 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145002 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000145002 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000145002 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145002 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000145002 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000145002 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000145002 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000145002 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145002 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000145002 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000145002 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000145002 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000145002 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000145002 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000145003 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000145003 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000145003 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145003 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000145003 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000145003 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145003 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000145003 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000145003 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000145003 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000145003 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145003 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000145003 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000145003 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000145003 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000145003 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000145003 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002333 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.50%
C000002333 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.60%
C000002333 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002333 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002333 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002333 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002333 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002333 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002333 | State Street Real Estate Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002333 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002333 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002333 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002333 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002333 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002333 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002333 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002333 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000002333 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002333 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002333 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002336 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.50%
C000002336 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.60%
C000002336 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002336 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002336 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002336 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002336 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002336 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002336 | State Street Real Estate Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002336 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002336 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002336 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002336 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002336 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002336 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002336 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002336 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000002336 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002336 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002336 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000052113 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.50%
C000052113 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.60%
C000052113 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000052113 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000052113 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000052113 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052113 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000052113 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.90%
C000052113 | State Street Real Estate Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052113 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052113 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052113 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000052113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000052113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052113 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000052113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000052113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000052113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002337 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.50%
C000002337 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.60%
C000002337 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002337 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002337 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002337 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002337 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002337 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002337 | State Street Real Estate Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002337 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002337 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002337 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002337 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002337 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000002337 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002337 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000138365 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.50%
C000138365 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.60%
C000138365 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000138365 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000138365 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000138365 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138365 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000138365 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.90%
C000138365 | State Street Real Estate Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138365 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000138365 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138365 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000138365 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000138365 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000138365 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000138365 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000138365 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000138365 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000138365 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000138365 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000111270 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.50%
C000111270 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.60%
C000111270 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000111270 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000111270 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000111270 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000111270 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000111270 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.90%
C000111270 | State Street Real Estate Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000111270 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111270 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111270 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000111270 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000111270 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000111270 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000111270 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000111270 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000111270 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000111270 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000111270 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002344 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002344 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000002344 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000002345 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002345 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000002345 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000098399 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000098399 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000098399 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000002346 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002346 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000002346 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000155524 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155524 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000155524 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000111273 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000111273 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000111273 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000219862 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219862 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000219862 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000002332 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000002332 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002332 | Welltower OP LLC_
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002332 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000002332 | Vishay Intertechnology, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000002332 | Meritage Homes Corp._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002332 | Envista Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002332 | Barclays Bank PLC_
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002332 | NextEra Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002332 | The Southern Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002332 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000002332 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000002332 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002332 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002332 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002332 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002332 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002332 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002332 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000052112 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000052112 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000052112 | Welltower OP LLC_
Holdings [Line Items]
Percent of Total Investments	4.80%
C000052112 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000052112 | Vishay Intertechnology, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000052112 | Meritage Homes Corp._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000052112 | Envista Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000052112 | Barclays Bank PLC_
Holdings [Line Items]
Percent of Total Investments	3.70%
C000052112 | NextEra Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000052112 | The Southern Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000052112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000052112 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000052112 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000052112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000052112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000052112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000052112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000052112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000052112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000219861 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000219861 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000219861 | Welltower OP LLC_
Holdings [Line Items]
Percent of Total Investments	4.80%
C000219861 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000219861 | Vishay Intertechnology, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000219861 | Meritage Homes Corp._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000219861 | Envista Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000219861 | Barclays Bank PLC_
Holdings [Line Items]
Percent of Total Investments	3.70%
C000219861 | NextEra Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000219861 | The Southern Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000219861 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000219861 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000219861 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219861 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219861 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219861 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219861 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000219861 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000219861 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000002334 | Labcorp Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002334 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002334 | Molina Healthcare, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002334 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002334 | Microchip Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002334 | Packaging Corp. of America_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002334 | RPM International, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002334 | Keysight Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002334 | Truist Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002334 | Hubbell, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002334 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002334 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002334 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002334 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002334 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000002334 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002334 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000002334 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002334 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169232 | Labcorp Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000169232 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000169232 | Molina Healthcare, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000169232 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000169232 | Microchip Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169232 | Packaging Corp. of America_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169232 | RPM International, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169232 | Keysight Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169232 | Truist Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169232 | Hubbell, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169232 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169232 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169232 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000169232 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169232 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000169232 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000169232 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000169232 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000169232 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000169232 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000052114 | Labcorp Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000052114 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000052114 | Molina Healthcare, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000052114 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000052114 | Microchip Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000052114 | Packaging Corp. of America_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000052114 | RPM International, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000052114 | Keysight Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000052114 | Truist Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000052114 | Hubbell, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.90%
C000052114 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000052114 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000052114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000052114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000052114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000052114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000052114 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000052114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000052114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000052114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002335 | Labcorp Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002335 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002335 | Molina Healthcare, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002335 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002335 | Microchip Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002335 | Packaging Corp. of America_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002335 | RPM International, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002335 | Keysight Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002335 | Truist Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002335 | Hubbell, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000002335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000002335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000138366 | Labcorp Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000138366 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000138366 | Molina Healthcare, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000138366 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000138366 | Microchip Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000138366 | Packaging Corp. of America_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000138366 | RPM International, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000138366 | Keysight Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000138366 | Truist Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000138366 | Hubbell, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.90%
C000138366 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000138366 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138366 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000138366 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000138366 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000138366 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000138366 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000138366 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000138366 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000138366 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111271 | Labcorp Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000111271 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111271 | Molina Healthcare, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111271 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111271 | Microchip Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111271 | Packaging Corp. of America_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111271 | RPM International, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111271 | Keysight Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000111271 | Truist Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000111271 | Hubbell, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.90%
C000111271 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000111271 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000111271 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000111271 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000111271 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000111271 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000111271 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000111271 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000111271 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000111271 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002356 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002356 | United Bankshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002356 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002356 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002356 | Charles River Laboratories International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002356 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002356 | MSA Safety, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002356 | Ryman Hospitality Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002356 | Simpson Manufacturing Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002356 | McGrath RentCorp_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002356 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002356 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002356 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002356 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002356 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002356 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002356 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002356 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000002356 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000002356 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000052116 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000052116 | United Bankshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052116 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052116 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052116 | Charles River Laboratories International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052116 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000052116 | MSA Safety, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000052116 | Ryman Hospitality Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000052116 | Simpson Manufacturing Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000052116 | McGrath RentCorp_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000052116 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052116 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052116 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000052116 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000052116 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000052116 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000052116 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000052116 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000052116 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000052116 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002357 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002357 | United Bankshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002357 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002357 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002357 | Charles River Laboratories International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002357 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002357 | MSA Safety, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002357 | Ryman Hospitality Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002357 | Simpson Manufacturing Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002357 | McGrath RentCorp_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002357 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002357 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002357 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002357 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002357 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002357 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002357 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002357 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000002357 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000002357 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164985 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000164985 | United Bankshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164985 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164985 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164985 | Charles River Laboratories International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164985 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000164985 | MSA Safety, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164985 | Ryman Hospitality Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164985 | Simpson Manufacturing Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164985 | McGrath RentCorp_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164985 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000164985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000164985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000164985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000164985 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000164985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000164985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000164985 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111275 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000111275 | United Bankshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111275 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111275 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111275 | Charles River Laboratories International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111275 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000111275 | MSA Safety, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000111275 | Ryman Hospitality Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000111275 | Simpson Manufacturing Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000111275 | McGrath RentCorp_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000111275 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111275 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111275 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000111275 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000111275 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000111275 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000111275 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000111275 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000111275 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000111275 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%